Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—39.5%
	Basic Industry - Metals & Mining—0.2%
$ 1,665,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 4.625%, 3/19/2031	$ 1,629,091
2,610,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	2,582,188
	TOTAL	4,211,279
	Capital Goods - Aerospace & Defense—0.4%
2,435,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	2,369,748
3,000,000	Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	2,978,921
1,500,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,515,017
	TOTAL	6,863,686
	Capital Goods - Construction Machinery—0.4%
3,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.500%, 10/16/2030	2,931,961
2,940,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	2,928,187
1,995,000	Sunbelt Rentals Holdings, Inc., Sr. Unsecd. Note, 144A, 4.950%, 8/12/2030	1,979,471
	TOTAL	7,839,619
	Communications - Cable & Satellite—0.1%
1,695,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,720,515
	Communications - Media & Entertainment—0.4%
2,295,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	2,224,927
3,160,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,130,168
1,740,000	Omnicom Group, Inc., Sr. Unsecd. Note, 4.200%, 3/2/2029	1,709,779
	TOTAL	7,064,874
	Communications - Telecom Wireless—1.7%
1,805,000	American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	1,798,258
4,000,000	American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,034,432
4,050,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,065,618
3,070,000	Orange S.A., Sr. Unsecd. Note, 144A, 4.000%, 1/13/2029	3,015,265
4,000,000	SBA Communications, Corp., Sr. Unsecd. Note, 5.150%, 7/15/2031	3,974,355
5,480,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	5,335,774
4,000,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,017,547
5,000,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.800%, 6/18/2031	4,912,009
	TOTAL	31,153,258
	Communications - Telecom Wirelines—0.6%
5,000,000	AT&T, Inc., Sr. Unsecd. Note, 4.400%, 4/30/2031	4,860,209
2,070,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,055,493
4,000,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,005,627
	TOTAL	10,921,329
	Consumer Cyclical - Automotive—5.1%
5,000,000	American Honda Finance Corp., Sr. Unsecd. Note, Series A, 4.800%, 7/6/2029	4,984,828
3,335,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,329,725
5,000,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.500%, 9/4/2030	4,894,972
945,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.150%, 1/12/2029	931,053
6,000,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,044,390
4,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	3,735,153
1,505,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.970%, 4/6/2029	1,487,701
5,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,130,924

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.681% (SOFR +1.040%), 2/26/2027	$ 5,010,785
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,044,906
4,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	4,051,854
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,013,489
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,019,890
4,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.250%, 3/10/2029	3,939,379
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.481% (SOFR +0.850%), 11/15/2027	4,154,037
4,000,000		Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.200%, 8/4/2031	3,994,452
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 5.700% (SOFR +2.050%), 9/13/2027	3,985,668
2,500,000	[2]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,505,377
1,500,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,503,361
3,450,000		Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.400%, 6/15/2029	3,426,430
4,000,000		Toyota Motor Credit Corp., Series B, 4.200%, 1/10/2031	3,898,959
3,240,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.050%, 9/5/2028	3,209,770
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,009,825
2,930,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.850%, 9/11/2030	2,883,666
		TOTAL	95,190,594
		Consumer Cyclical - Leisure—0.1%
2,380,000		Airbnb, Inc., Sr. Unsecd. Note, 4.400%, 3/16/2029	2,360,800
		Consumer Cyclical - Retailers—0.1%
2,355,000		AutoZone, Inc., Sr. Unsecd. Note, 4.950%, 7/15/2031	2,340,645
		Consumer Cyclical - Services—0.7%
1,975,000		Amazon.com, Inc., 4.100%, 11/20/2030	1,913,721
5,980,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	5,802,529
5,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 4.800%, 7/9/2031	4,953,923
		TOTAL	12,670,173
		Consumer Non-Cyclical - Food/Beverage—0.6%
3,910,000		Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	3,778,502
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,751,054
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	725,363
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,108,185
		TOTAL	10,363,104
		Consumer Non-Cyclical - Health Care—1.1%
5,000,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 4.398%, 3/23/2029	4,948,610
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,674,781
685,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.150%, 12/15/2028	677,092
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,326,965
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,855,098
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,025,702
1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	1,935,006
1,551,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,570,726
2,905,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.215%, 2/12/2031	2,827,694
		TOTAL	19,841,674
		Consumer Non-Cyclical - Pharmaceuticals—1.0%
3,335,000		AbbVie, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2031	3,233,734
1,645,000		Amgen, Inc., Sr. Unsecd. Note, 4.200%, 2/19/2031	1,597,337
1,710,000	[2]	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,716,195
3,635,000		Biogen, Inc., Sr. Unsecd. Note, 5.050%, 1/15/2031	3,658,694
1,665,000	[2]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,681,061
4,000,000		Merck & Co., Inc., Sr. Unsecd. Note, 4.650%, 5/22/2031	3,973,917

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Pharmaceuticals—continued
$ 3,455,000		Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	$ 3,379,017
		TOTAL	19,239,955
		Consumer Non-Cyclical - Tobacco—0.6%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,566,567
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.000%, 10/29/2030	3,865,317
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,018,283
		TOTAL	10,450,167
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	1,760,422
		Energy - Midstream—1.4%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,443,136
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,253,255
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,021,582
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	892,816
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,139,611
3,980,000		MPLX LP, Sr. Unsecd. Note, 4.800%, 2/15/2031	3,930,093
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,544,368
4,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.350%, 4/15/2031	3,874,257
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,061,054
		TOTAL	26,160,172
		Financial Institution - Banking—14.0%
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,732,339
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,130,280
5,215,000		American Express Co., Sr. Unsecd. Note, 4.444%, 5/3/2030	5,164,022
2,180,000	[2]	American Express Co., Sr. Unsecd. Note, 4.456%, 2/10/2032	2,131,142
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	788,809
4,000,000		Aust & NZ Banking Group, Sr. Unsecd. Note, Series A, 3.919%, 12/8/2028	3,946,731
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 4.502% (SOFR +0.850%), 12/16/2029	2,022,645
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,031,080
2,600,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	2,548,275
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,336,021
5,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 4.476% (SOFR +0.810%), 1/27/2027	5,015,684
8,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 4.247%, 2/2/2030	7,878,002
4,000,000		BNP Paribas S.A., Sr. 2nd Priority Note, 144A, 4.792%, 5/9/2029	3,994,505
5,000,000		BPCE S.A., Sr. Non Preferred, 144A, 5.184%, 6/2/2032	4,944,153
2,590,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.283%, 1/29/2030	2,552,932
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,006,457
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 5.051%, 6/16/2032	4,967,912
2,135,000		Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	2,088,241
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,037,255
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 4.345% (SOFR +0.712%), 11/19/2027	4,004,094
6,000,000		Citibank, N.A., Sr. Unsecd. Note, 4.846%, 6/18/2032	5,930,116
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,020,617
2,165,000		Citizens Bank, N.A., Sr. Unsecd. Note, 4.192%, 1/29/2029	2,146,085
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,305,910
5,000,000		Commonwealth Bank of Australia, Sr. Unsecd. Note, 4.150%, 10/1/2030	4,901,531
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,027,793
3,470,000		Credit Suisse Group AG, Sr. Unsecd. Note, 144A, 4.214%, 4/10/2030	3,403,746
4,000,000		Deutsche Bank AG New York, Sr. Unsecd. Note, 4.950%, 8/4/2031	3,951,447
2,940,000		Fifth Third Bancorp, Sr. Unsecd. Note, 4.566%, 4/29/2032	2,857,624

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	$ 4,556,780
3,675,000		Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	3,761,855
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,224,147
4,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	3,872,582
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.582% (SOFR +0.920%), 10/21/2027	4,094,590
3,750,000	[1,2]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.760% (SOFR +1.120%), 2/24/2028	3,761,368
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,202,096
6,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	5,839,111
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,013,678
2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	2,003,146
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.416% (SOFR +0.765%), 9/22/2027	2,501,497
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,011,561
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,023,765
1,645,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.548%, 4/18/2030	1,627,257
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 4.346% (SOFR +0.685%), 10/15/2027	5,003,166
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,869,354
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,041,344
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,972,893
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 4.413% (SOFR +0.760%), 9/29/2026	6,004,708
2,965,000		Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	2,940,431
1,295,000		Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,318,054
2,075,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.075%, 1/26/2029	2,055,715
4,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.618%, 10/26/2029	3,987,627
1,090,000	[2]	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,093,942
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,030,213
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,628,954
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,373,259
4,000,000		Royal Bank of Canada, Sr. Unsecd. Note, 4.305%, 11/3/2031	3,889,379
3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	4,009,615
2,330,000		Societe Generale S.A., Sr. Non Preferred, 144A, 4.450%, 4/12/2030	2,291,455
4,000,000	[2]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.244%, 5/13/2031	4,019,665
3,610,000		State Street Corp., Sr. Unsecd. Note, 4.558%, 4/23/2032	3,537,446
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,027,645
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 4.681% (SOFR +1.030%), 12/17/2029	4,037,334
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,182,262
3,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	2,999,870
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,023,168
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,094,666
4,000,000		U.S. Bancorp, Sr. Unsecd. Note, 4.481%, 1/26/2032	3,899,613
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,111,526
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,663,832
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,030,987
1,665,000		Westpac New Zealand Ltd., Sr. Unsecd. Note, 144A, 4.127%, 1/29/2029	1,640,895
		TOTAL	259,137,899
		Financial Institution - Finance Companies—1.0%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,162,426
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,009,757
4,130,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	4,085,408
4,010,000		Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.400%, 3/24/2028	3,985,054
		TOTAL	19,242,645

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—2.5%
$ 5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	$ 5,033,201
2,400,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 4.550%, 1/9/2031	2,344,639
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,702,387
1,225,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	1,203,531
1,665,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.625%, 8/18/2030	1,632,490
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,009,509
1,640,000		Met Tower Global Funding, Secured Note, 144A, 4.000%, 1/14/2029	1,613,543
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,013,967
4,000,000		New York Life Global Funding, Secured Note, 144A, 4.050%, 2/2/2029	3,939,148
5,000,000		Northwestern Mutual Global, Secured Note, 144A, 4.300%, 1/13/2031	4,886,789
4,000,000	[2]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,018,758
4,000,000		PRICOA Global Funding I, Secured Note, 144A, 4.350%, 11/25/2030	3,907,763
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,857,640
5,000,000	[2]	Principal Life Global Funding II, Sr. Secd. Note, 144A, 4.450%, 1/13/2031	4,885,694
		TOTAL	46,049,059
		Financial Institution - Insurance - P&C—0.3%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,033,585
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 4.924% (CME Term SOFR 3 Month +1.171%), 7/15/2027	986,358
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.327% (SOFR +0.700%), 11/8/2027	1,178,695
		TOTAL	6,198,638
		Financial Institution - REIT - Other—0.1%
1,535,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	1,512,064
		Technology—3.6%
2,985,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 11/15/2030	2,902,062
2,480,000		Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	2,404,823
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 4.200%, 10/15/2030	1,930,564
2,000,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,994,814
1,534,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	1,534,000
4,000,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 4.500%, 2/15/2031	3,899,775
2,455,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	2,433,528
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	3,943,651
1,830,000		Global Payments, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2028	1,818,390
6,000,000		Global Payments, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2030	5,838,678
2,050,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	2,004,884
3,885,000		Leidos, Inc., Sr. Unsecd. Note, 4.100%, 3/15/2029	3,809,801
1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	1,951,702
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,827,253
1,875,000		Oracle Corp., Sr. Unsecd. Note, 4.450%, 9/26/2030	1,770,358
9,175,000		Oracle Corp., Sr. Unsecd. Note, 4.950%, 2/4/2031	8,766,208
1,585,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.450%, 9/15/2030	1,553,488
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,153,026
3,000,000		S&P Global, Inc., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2031	2,915,867
7,000,000		Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	6,970,900
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,590,659
1,000,000		Tyco Electronics Group S.A., Sr. Unsecd. Note, 4.500%, 2/9/2031	985,449
		TOTAL	66,999,880
		Transportation - Services—0.9%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,176,426
2,360,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	2,314,680
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,383,418

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Services—continued
$ 5,000,000	Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	$ 5,166,414
	TOTAL	17,040,938
	Utility - Electric—2.4%
6,000,000	Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,107,159
4,000,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,055,194
710,710	Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	713,074
1,345,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,366,395
5,000,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.375%, 9/30/2030	4,874,380
2,725,000	EverSource Energy, Sr. Unsecd. Note, 4.450%, 12/15/2030	2,658,214
4,110,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.050%, 2/9/2029	4,046,489
6,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.400%, 3/1/2031	5,872,030
3,925,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	3,960,318
2,625,000	Pinnacle West Capital Corp., Sr. Unsecd. Note, 4.650%, 6/1/2029	2,614,000
3,740,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,730,527
3,000,000	Southern Power Co., Sr. Unsecd. Note, 4.800%, 6/15/2031	2,968,511
1,080,000	Southern Power Co., Sr. Unsecd. Note, Series A, 4.250%, 10/1/2030	1,052,683
	TOTAL	44,018,974
	Utility - Other—0.1%
1,645,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,672,573
	TOTAL CORPORATE BONDS (IDENTIFIED COST $734,989,682)	732,024,936
	ASSET-BACKED SECURITIES—39.3%
	Auto Receivables—27.6%
2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	2,157,334
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,511,661
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,123,124
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,585,937
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,020,219
757,770	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	760,066
1,010,360	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,013,062
338,514	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	342,361
338,514	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	342,159
934,018	Ally Bank Auto Credit-Linked Notes 2025-A, Class D, 4.991%, 6/15/2033	931,149
4,203,080	Ally Bank Auto Credit-Linked Notes 2025-A, Class E, 6.066%, 6/15/2033	4,196,581
1,898,495	Ally Bank Auto Credit-Linked Notes 2025-B, Class D, 4.942%, 9/15/2033	1,886,401
1,546,921	Ally Bank Auto Credit-Linked Notes 2025-B, Class E, 6.164%, 9/15/2033	1,538,883
892,793	Ally Bank Auto Credit-Linked Notes 2026-A, Class A D, 5.248%, 3/15/2034	891,639
2,678,379	Ally Bank Auto Credit-Linked Notes 2026-A, Class E, 6.370%, 3/15/2034	2,674,951
892,793	Ally Bank Auto Credit-Linked Notes 2026-A, Class F, 7.294%, 3/15/2034	891,672
1,883,361	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	1,886,691
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,570,849
6,000,000	AmeriCredit Automobile Receivables Trust 2025-1, Class B, 4.210%, 10/18/2030	5,946,567
522,335	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	523,646
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,634,019
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,770,837
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,009,663
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,192,308
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,044,398
475,000	ARI Fleet Lease Trust 2026 A, Class B, 4.380%, 11/15/2034	463,380
550,000	ARI Fleet Lease Trust 2026 A, Class C, 4.610%, 11/15/2034	541,872

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	$ 2,759,656
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,857,897
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,370,560
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,009,093
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,007,587
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,009,026
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,062,570
3,308,940	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,316,229
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,003,618
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	1,424,736
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,539,157
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,576,176
1,000,000	CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	997,964
1,050,000	CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	1,042,809
1,280,000	CarMax Auto Owner Trust 2026-1, Class B, 4.300%, 3/15/2032	1,264,908
1,000,000	CarMax Auto Owner Trust 2026-1, Class D, 4.930%, 1/18/2033	987,324
750,000	CarMax Auto Owner Trust 2026-3, Class C, 5.000%, 10/15/2032	748,474
1,125,000	CarMax Auto Owner Trust 2026-3, Class D, 5.370%, 7/15/2033	1,124,602
1,000,000	CarMax Auto Owner Trust 2026-C, Class C, 4.540%, 3/15/2032	986,195
860,306	Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	858,205
648,488	Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	647,314
770,000	Chase Auto Credit Linked Notes 2026-1, Class C, 5.085%, 7/25/2034	771,200
420,000	Chase Auto Credit Linked Notes 2026-1, Class D, 5.281%, 7/25/2034	420,649
810,000	Chase Auto Credit Linked Notes 2026-1, Class E, 6.306%, 7/25/2034	811,229
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,067,655
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,553,212
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,818,741
1,000,000	Chase Auto Owner Trust 2025-2A, Class C, 4.530%, 4/25/2031	982,214
2,000,000	Chase Auto Owner Trust 2025-2A, Class D, 5.030%, 2/25/2033	1,965,211
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,355,418
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,008,575
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	998,642
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,302,342
7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	7,062,603
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	5,018,006
3,500,000	Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	3,520,538
5,500,000	Drive Auto Receivables Trust 2025-2, Class D, 4.900%, 12/15/2032	5,443,589
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,526,804
1,613,850	Enterprise Fleet Financing LLC 2023-3, Class A2, 6.400%, 3/20/2030	1,623,368
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,693,114
3,750,000	Enterprise Fleet Financing LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,812,946
3,250,000	Enterprise Fleet Financing LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,273,076
663,226	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	664,101
6,255,000	Enterprise Fleet Financing LLC 2026-1, Class A4, 4.290%, 9/20/2032	6,175,455
6,000,000	Ford Credit Auto Owner Trust 2023-1, Class C, 5.580%, 8/15/2035	6,053,124
2,500,000	Ford Credit Auto Owner Trust 2023-2, Class D, 6.600%, 2/15/2036	2,550,343
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,026,065
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,251,775
6,000,000	Ford Credit Auto Owner Trust 2025-C, Class B, 4.220%, 1/15/2032	5,886,490
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,643,565

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 2,700,000	Ford Credit Floorplan Master Owner Trust 2026-1, Class B, 4.610%, 5/15/2031	$ 2,683,622
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,007,813
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,816,004
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	7,973,897
3,500,000	General Motors 2026, Class B, 5.010%, 5/16/2033	3,465,913
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	4,003,807
4,000,000	GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	4,009,435
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,079,527
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,022,864
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,284,025
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,257,115
2,750,000	GM Financial Securitized Term 2025-2, Class C, 4.910%, 10/18/2032	2,750,647
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,760,581
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	804,970
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,002,569
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	868,191
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,914,486
4,000,000	Hyundai Auto Lease Securitization Trust 2024-C, Class B, 4.970%, 2/15/2029	4,014,074
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,957,050
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,270,527
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,021,173
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	4,994,270
4,000,000	Hyundai Auto Receivables Trust 2025-C, Class C, 4.370%, 1/18/2033	3,934,705
5,000,000	Hyundai Auto Receivables Trust 2026-A, Class C, 4.310%, 6/15/2033	4,889,587
4,500,000	Hyundai Auto Receivables Trust 2026-B, Class C, 5.010%, 10/17/2033	4,472,404
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,019,506
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,012,522
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	763,142
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,381,401
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,200,484
2,400,000	LAD Auto Receivables Trust 2025-2A, Class D, 5.010%, 12/15/2032	2,388,829
1,400,000	LAD Auto Receivables Trust 2026-1A, Class B, 4.220%, 2/15/2033	1,375,510
1,000,000	LAD Auto Receivables Trust 2026-1A, Class C, 4.420%, 8/15/2033	982,666
1,000,000	LAD Auto Receivables Trust 2026-2A, Class B, 4.690%, 4/15/2033	993,714
1,500,000	LAD Auto Receivables Trust 2026-2A, Class C, 4.940%, 10/17/2033	1,491,673
1,460,000	Navistar Financial Dealer Note Master Trust 2025-1, Class C, 4.720%, 9/25/2030	1,428,169
6,000,000	NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	6,004,876
6,662,000	NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,662,447
9,662,000	NextGear Floorplan Master Owner Trust 2025-2A, Class B, 4.690%, 10/15/2030	9,560,428
5,000,000	NextGear Floorplan Master Owner Trust 2026-1A, Class B, 4.530%, 2/18/2031	4,918,377
3,200,000	Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	3,195,828
4,500,000	Nissan Auto Lease Trust 2026-A, Class C, 4.290%, 6/17/2030	4,434,828
6,500,000	Nissan Auto Receivables Owner Trust 2025-B, Class B, 4.280%, 4/15/2032	6,406,772
3,495,000	Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,496,276
1,613,592	Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	1,617,665
1,059,807	Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,065,467
2,500,000	Santander Bank Auto Credit-Linked Notes 2025-A, Class D, 5.150%, 1/16/2034	2,495,578
1,250,000	Santander Bank Auto Credit-Linked Notes 2025-A, Class E, 6.270%, 1/16/2034	1,242,696
2,500,000	Santander Bank Auto Credit-Linked Notes 2026-A, Class B, 4.806%, 7/17/2034	2,498,168
1,500,000	Santander Bank Auto Credit-Linked Notes 2026-A, Class D, 5.247%, 7/17/2034	1,498,916

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,749,194		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	$ 1,756,053
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,861,220
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,276,061
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,074,213
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,519,179
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,582,163
6,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,559,430
10,300,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	10,305,744
6,500,000		Santander Drive Auto Receivables Trust 2025-4, Class D, 4.950%, 1/15/2032	6,443,222
8,000,000		Santander Drive Auto Receivables Trust 2026-1, Class D, 4.750%, 4/15/2032	7,874,476
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,063,195
2,225,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	2,222,334
575,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	570,648
666,655		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	670,193
555,546		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	557,162
511,102		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	518,128
2,950,889		Securitized Term Auto Receivables Trust 2026-A, Class B, 4.284%, 3/25/2033	2,927,442
1,204,445		Securitized Term Auto Receivables Trust 2026-A, Class C, 4.431%, 3/25/2033	1,194,023
1,324,889		Securitized Term Auto Receivables Trust 2026-A, Class D, 4.873%, 3/25/2033	1,315,198
5,500,000		SFS Auto Receivables Securitiz 2025-3A C, Class C, 4.640%, 11/21/2033	5,426,633
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,023,940
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,533,931
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,028,525
2,700,000		SFS Auto Receivables Securitization Trust 2026-2A, Class C, 4.990%, 7/20/2034	2,680,576
3,765,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	3,781,032
5,500,000		Stellantis Financial Underwritten Enhanced Lease Trust 2026-AA, Class C, 4.800%, 12/20/2030	5,459,737
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,006,573
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,337,157
2,125,960	[1]	The Huntington National Bank 2025-1, Class C, 5.871% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	2,120,854
6,798,493		The Huntington National Bank 2026-1, Class B1, 4.503%, 2/20/2034	6,750,232
1,675,931		Truist Bank Auto Credit-Linked Notes Series 2025-1, Class C, 6.807%, 9/26/2033	1,672,741
5,550,122		Truist Bank Auto Credit-Linked Notes Series 2026-1, Class B, 5.082%, 6/26/2034	5,545,812
294,723		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	296,022
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,887,897
1,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	1,737,749
3,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	3,716,356
1,287,000		Wheels Fleet Lease Funding LLC 2025-3A, Class B, 4.440%, 9/18/2040	1,270,004
2,400,000		Wheels Fleet Lease Funding LLC 2025-3A, Class C, 4.790%, 9/18/2040	2,368,900
1,000,000		Wheels Fleet Lease Funding LLC 2026-1, Class B, 4.670%, 4/18/2039	985,901
1,500,000		Wheels Fleet Lease Funding LLC 2026-1, Class C, 4.930%, 4/18/2039	1,491,492
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,016,650
1,350,000		Yamaha Motor Master Trust 2026, Class B, 4.640%, 4/15/2031	1,340,149
1,100,000		Yamaha Motor Master Trust 2026, Class C, 4.890%, 4/15/2031	1,097,627
		TOTAL	511,587,347
		Credit Card—3.9%
1,000,000		American Express Credit Account 2025-5 A, Class A, 4.510%, 7/15/2032	996,168
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,287,783
6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	6,034,846
2,500,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/15/2031	2,508,176
3,690,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/15/2031	3,667,919

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Credit Card—continued
$ 4,000,000	CARDS II Trust 2026-1A, Class C, 4.870%, 4/15/2028	$ 3,982,305
3,000,000	Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	3,004,876
4,000,000	Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	4,006,088
3,000,000	Evergreen Credit Card Trust 2025-1A, Class C, 4.540%, 10/15/2029	2,975,971
1,000,000	Evergreen Credit Card Trust Series 2025-1A, Class B, 4.240%, 10/15/2029	993,608
2,300,000	Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,313,441
1,400,000	Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,404,222
2,500,000	First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,519,369
7,000,000	Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,992,730
3,000,000	Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,996,208
3,290,000	Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,253,606
5,000,000	Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,091,903
1,000,000	Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,013,285
2,000,000	Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,018,257
3,000,000	Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	3,014,005
3,000,000	Trillium Credit Card Trust II 2025-1A, Class B, 4.405%, 9/26/2030	2,985,911
1,700,000	Trillium Credit Card Trust II 2025-1A, Class C, 4.700%, 9/26/2030	1,692,033
1,000,000	Trillium Credit Card Trust II 2026-1A, Class B, 4.607%, 3/26/2031	994,820
2,000,000	Trillium Credit Card Trust II 2026-1A, Class C, 4.901%, 3/26/2031	1,989,675
	TOTAL	71,737,205
	Equipment Lease—3.0%
4,000,000	Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,033,707
770,000	Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	773,085
1,000,000	Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,005,404
3,250,000	Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,256,300
520,000	Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	522,073
870,000	Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	875,897
740,000	Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	744,985
1,000,000	Dell Equipment Finance Trust 2025-2, Class C, 4.530%, 3/24/2031	995,478
3,500,000	Dell Equipment Finance Trust 2025-2, Class D, 4.830%, 3/22/2032	3,468,156
2,670,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,682,518
981,415	DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	983,009
2,430,000	DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,465,221
1,300,000	DLLMT LLC 2026, Class A4, 4.360%, 9/20/2033	1,284,039
514,971	DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	515,757
5,040,000	Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,056,365
4,161,000	Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	4,143,523
1,625,000	Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,616,064
1,265,000	Great America Leasing Receivables 2025-2, Class B, 4.500%, 9/15/2032	1,246,019
1,300,000	Great America Leasing Receivables 2025-2, Class C, 4.840%, 9/15/2033	1,284,214
2,000,000	Great America Leasing Receivables 2026-1, Class B, 5.140%, 5/16/2033	1,991,303
500,000	Great America Leasing Receivables 2026-1, Class C, 5.440%, 5/15/2034	499,245
1,497,500	HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	1,504,248
3,000,000	HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,020,455
4,500,000	HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,535,601
4,500,000	HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	4,468,526
1,000,000	HPEFS Equipment Trust 2025-2A, Class C, 4.410%, 11/22/2032	986,691
1,750,000	HPEFS Equipment Trust 2025-2A, Class D, 4.770%, 5/20/2033	1,722,099
223,607	Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	223,701
	TOTAL	55,903,683

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Home Equity Loan—0.0%
$ 3,514	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.270% (CME Term SOFR 1 Month +0.594%), 1/15/2028	$ 2,750
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	8,203
328,248	[3]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	10,953
		Other—4.3%
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,272,068
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,466,391
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,725,778
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	3,964,499
2,250,000		PFS Financing Corp. 2025-E, Class B, 4.610%, 7/16/2029	2,251,285
6,000,000		PFS Financing Corp. 2026-B, Class B, 4.400%, 3/17/2031	5,912,485
6,000,000		PFS Financing Corp. 2026-D, Class B, 4.730%, 5/15/2031	5,954,347
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,739,372
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,303,396
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	4,982,815
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,779,858
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,000,770
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,158,724
2,490,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	2,479,959
3,830,000		Verizon Master Trust 2025-7, Class C, 4.400%, 8/20/2031	3,748,381
3,850,000		Verizon Master Trust 2025-10, Class C, 4.670%, 10/20/2033	3,769,592
6,000,000		Verizon Master Trust 2026-1, Class C, 4.430%, 2/20/2031	5,940,019
		TOTAL	79,449,739
		Student Loans—0.5%
367,899	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 4.410% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	366,755
1,224,133		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,190,331
953,973		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	892,605
568,974		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	536,580
3,031,426		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	2,713,462
4,478,069	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 4.474% (CME Term SOFR 1 Month +0.804%), 4/20/2062	4,466,309
		TOTAL	10,166,042
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $732,008,725)	728,854,969
		U.S. TREASURIES—4.8%
		U.S. Treasury Notes—4.8%
15,000,000		United States Treasury Note, 3.375%, 9/15/2028	14,723,274
30,000,000		United States Treasury Note, 3.500%, 9/30/2027	29,765,562
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,033,759
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	14,976,416
		TOTAL U.S. TREASURIES (IDENTIFIED COST $89,874,929)	89,499,011
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Commercial Mortgage—2.8%
8,000,000	[1]	BHMS Mortgage Trust 2025-ATLS, Class B, 6.226% (CME Term SOFR 1 Month +2.550%), 8/15/2042	8,015,070
3,425,000	[1]	Boca Commercial Mortgage Trust 2025-BOCA A, Class A, 5.276% (CME Term SOFR 1 Month +1.600%), 12/15/2042	3,424,997
8,000,000	[1]	BX Trust 2026-CSMO, Class A, 5.076% (CME Term SOFR 1 Month +1.400%), 2/15/2042	8,022,431
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 5.871%, 4/15/2042	4,217,456
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 5.526% (CME Term SOFR 1 Month +1.850%), 12/15/2039	1,001,562
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 5.826% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,629,572
4,700,000	[1]	FS Trust 2026, Class A, 5.026% (CME Term SOFR 1 Month +1.350%), 2/15/2041	4,704,406
2,400,000	[1]	FS Trust 2026, Class B, 5.226% (CME Term SOFR 1 Month +1.550%), 2/15/2041	2,402,999

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.269% (CME Term SOFR 1 Month +1.593%), 11/15/2039	$ 3,003,746
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 5.618% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,603,000
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 5.918% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,052,625
7,000,000	[1]	ORL Trust 2024-GLKS, Class B, 5.568% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,013,133
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.269% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,124,999
600,000	[1]	TEXAS 2025-TWR, Class C, 5.818% (CME Term SOFR 1 Month +2.141%), 4/15/2042	599,999
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 4.969% (CME Term SOFR 1 Month +1.293%), 4/15/2042	3,980,002
		TOTAL	51,795,997
		Federal Home Loan Mortgage Corporation—0.5%
6,921,603		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	6,577,503
2,224,073	[1]	FHLMC REMIC, Series KF95, Class AL, 4.006% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,216,383
		TOTAL	8,793,886
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $60,859,093)	60,589,883
		MORTGAGE-BACKED SECURITIES—1.9%
		Federal Home Loan Mortgage Corporation—1.3%
10,035,659		FHLMC Pool QI0122, 6.000%, 2/1/2054	10,169,057
7,861,422		FHLMC Pool QI4114, 6.500%, 4/1/2054	8,116,101
5,138,949		FHLMC Pool SD8433, 6.500%, 5/1/2054	5,307,437
		TOTAL	23,592,595
		Federal National Mortgage Association—0.6%
19,659		FNMA Pool 728568, 6.500%, 10/1/2033	20,289
4,816,945		FNMA Pool DA1519, 6.000%, 10/1/2053	4,879,205
5,550,919		FNMA Pool DA5003, 6.000%, 11/1/2053	5,619,739
		TOTAL	10,519,233
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $33,471,504)	34,111,828
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
		Federal Home Loan Mortgage Corporation—0.0%
774		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	783
5,144		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	5,049
171,116	[1]	FHLMC REMIC, Series 3117, Class FE, 4.039% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	169,923
19,209	[1]	FHLMC REMIC, Series 3152, Class WF, 4.199% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	19,151
61,247	[1]	FHLMC REMIC, Series 3317, Class F, 4.139% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	61,157
28,475	[1]	FHLMC REMIC, Series 3542, Class NF, 4.489% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	28,625
84,595	[1]	FHLMC REMIC, Series 3556, Class FA, 4.649% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	85,633
67,061		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	70,314
		TOTAL	440,635
		Federal National Mortgage Association—0.2%
3,912		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	3,937
8,885	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.230% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	8,905
67		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	66
35,855	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.160% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	35,753
255,524	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.180% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	254,359
30,616	[1]	FNMA REMIC, Series 2008-69, Class FB, 4.730% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	30,984
4,547	[1]	FNMA REMIC, Series 2009-63, Class FB, 4.230% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	4,552
70,152	[1]	FNMA REMIC, Series 2009-69, Class F, 4.580% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	70,737
97,553	[1]	FNMA REMIC, Series 2010-74, Class AF, 4.270% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	97,325
49,969	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.180% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	49,878
568,630	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.130% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	562,117
468,720	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.080% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	460,566

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 2,694,307	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.030% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	$ 2,580,419
		TOTAL	4,159,598
	[1]	Government National Mortgage Association—0.0%
164,638	[1]	GNMA REMIC, Series 2013-H16, Class FA, 4.275% (CME Term SOFR 1 Month +0.654%), 7/20/2063	164,537
93,522	[1]	GNMA REMIC, Series 2013-H17, Class FA, 4.285% (CME Term SOFR 1 Month +0.664%), 7/20/2063	93,473
		TOTAL	258,010
		Non-Agency Mortgage—0.2%
1,671		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.515%, 3/25/2033	1,568
2,108,045		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	2,106,768
2,055		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,037
49,568		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.556%, 9/25/2034	39,327
405,528		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	348,730
285,570		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	240,327
126,843	[1]	Washington Mutual 2006-AR15, Class 1A, 4.243% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	117,768
143,237	[1]	Washington Mutual 2006-AR17, Class 1A, 3.739% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	120,890
		TOTAL	2,977,415
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,092,140)	7,835,658
		AGENCY RISK TRANSFER SECURITY—0.2%
4,000,000	[1]	Fannie Mae - CAS 2023-R08, Series 2023-R08, Class 1M2, 6.116% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,069,919
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
680		FHLMC ARM, 5.348%, 11/1/2030	669
81,918		FHLMC ARM, 5.643%, 3/1/2033	83,534
		TOTAL	84,203
		Federal National Mortgage Association—0.0%
65,826		FNMA ARM, 3.982%, 8/1/2033	64,977
20,583		FNMA ARM, 4.527%, 5/1/2034	20,467
16,405		FNMA ARM, 4.591%, 4/1/2028	16,349
18,193		FNMA ARM, 5.145%, 5/1/2040	18,233
		TOTAL	120,026
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $205,064)	204,229
		INVESTMENT COMPANIES—10.5%
8,493,099		Bank Loan Core Fund	71,087,237
1,984,524		Emerging Markets Core Fund	17,940,101
59,516,238		Federated Hermes Government Obligations Fund, Premier Shares, 3.57%[4]	59,516,238
5,160,999		Project and Trade Finance Core Fund	46,242,546
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $196,595,214)	194,786,122
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,860,096,351)	1,851,976,555
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	1,136,797
		NET ASSETS—100%	$1,853,113,352

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2026, were as follows:
Affiliates	Value as of 4/30/2026	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2026	Shares Held as of 7/31/2026	Dividend Income
Bank Loan Core Fund	$70,223,525	$1,198,616	$—	$(334,904)	$—	$71,087,237	8,493,099	$1,198,617
Emerging Markets Core Fund	$17,657,398	$304,434	$—	$(21,731)	$—	$17,940,101	1,984,524	$304,434
Federated Hermes Government Obligations Fund, Premier Shares*	$68,457,537	$149,676,232	$(158,617,531)	$—	$—	$59,516,238	59,516,238	$496,298
Project and Trade Finance Core Fund	$45,450,889	$689,470	$—	$102,187	$—	$46,242,546	5,160,999	$689,469
TOTAL OF AFFILIATED TRANSACTIONS	$201,789,349	$151,868,752	$(158,617,531)	$(254,448)	$—	$194,786,122	75,154,860	$2,688,818

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing and do not indicate an index and spread in their description above.

2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2026, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$4,064,801	$4,157,505

3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$732,024,936	$—	$732,024,936
Asset-Backed Securities	—	728,854,969	0	728,854,969
U.S. Treasuries	—	89,499,011	—	89,499,011
Commercial Mortgage-Backed Securities	—	60,589,883	—	60,589,883
Mortgage-Backed Securities	—	34,111,828	—	34,111,828
Collateralized Mortgage Obligations	—	7,835,658	—	7,835,658
Agency Risk Transfer Security	—	4,069,919	—	4,069,919
Adjustable Rate Mortgages	—	204,229	—	204,229
Investment Companies	148,543,576	—	—	148,543,576
Other Investments[1]	—	—	—	46,242,546
TOTAL SECURITIES	$148,543,576	$1,657,190,433	$0	$1,851,976,555

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company value at $46,242,546 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of
Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate